CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)	12 Months Ended
	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares
UNAUDITED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
Revenues	$ 4,913,102	$ 2,188,840
Cost of revenues	(6,511,031)	(1,984,079)
Gross profit (loss)	(1,597,929)	204,761
Operating expenses
Selling, general and administrative expenses	(9,525,408)	(5,905,579)
Recovery of (Provision for) doubtful accounts	(235,279)	(299,658)
Impairments of inventories	(60,398)	0
Impairments of long-lived assets and goodwill	(142,974)	(10,953)
Total operating expenses	(9,964,059)	(6,216,190)
Loss from operations	(11,561,988)	(6,011,429)
Other income (expense)
Other expense(income), net	(107,444)	301,269
Interest expense	(5,893)	0
Interest expense on finance leases	(55,844)	(46,518)
Change in fair value of derivative liabilities	6,951,482	(1,710,415)
Issuance cost incurred for issuing series A convertible preferred stock	(821,892)	0
Total other income, net	5,960,409	(1,455,664)
Income (loss) before income taxes	(5,601,579)	(7,467,093)
Income tax expense	(4,566)	(8,332)
Net income (loss) from continuing operations	(5,606,145)	(7,475,425)
Discontinued operation
Loss from discontinued operations, net of applicable income taxes	(2,747,209)	(5,187,214)
Net gain from deconsolidation of VIEs - discontinued operations	10,975,101	0
Net loss attributable to stockholders	8,227,892	(5,187,214)
Net loss	2,621,747	(12,662,639)
Net (income) loss attributable to non-controlling interests from continuing operations	(3,872,645)	970,019
Net loss attributable to non-controlling interests from discontinued operations	714,274	1,332,562
Net income (loss) attributable to the Company's stockholders	(536,624)	(10,360,058)
Other comprehensive income (loss)
Foreign currency translation adjustment	64,470	(314,669)
Comprehensive loss	2,686,217	(12,977,308)
less: Total comprehensive loss attributable to noncontrolling interests	3,142,520	(2,286,057)
Total comprehensive income (loss) attributable to stockholders	$ (456,303)	$ (10,691,251)
Weighted average number of common stock
Basic | shares	5,726,997	3,943,089
Diluted | shares	5,726,997	3,943,089
Earnings (loss) per share - basic and diluted
Continuing operations - Basic | $ / shares	$ (1.66)	$ (1.65)
Continuing operations - Diluted | $ / shares	(1.66)	(1.65)
Discontinued operations - Basic | $ / shares	1.56	(0.98)
Discontinued operations - Diluted | $ / shares	$ 1.56	$ (0.98)